UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: August 31, 2013

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Schedule of investments

August 31, 2013

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 98.3%
Alabama — 2.7%
Huntsville, AL, Health Care Authority, TECP:
Huntsville Hospital	0.140%	9/3/13	$10,100,000	$10,100,000
Huntsville Hospital	0.150%	10/1/13	18,900,000	18,900,000
Total Alabama				29,000,000
Alaska — 0.0%
Matanuska-Susitna Borough, AK, GO, AMBAC	5.000%	4/1/14	400,000	410,992
Arizona — 0.3%
Arizona State Water Infrastructure Finance Authority Revenue, Water Quality	5.000%	10/1/13	150,000	150,563
Maricopa County, AZ, IDA, MFH Revenue, Refunding, Sonora Vista II Apartments, LOC-Wells Fargo Bank N.A.	0.210%	12/1/39	1,160,000	1,160,000	(a)(b)(c)
Phoenix, AZ, IDA, MFH Revenue, Refunding, Sunrise Vista Apartments-A, LOC-Wells Fargo Bank N.A.	0.210%	6/1/31	2,030,000	2,030,000	(a)(b)(c)
Total Arizona				3,340,563
California — 4.5%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Pathways Home Health Hospice, LOC-U.S. Bank	0.060%	10/1/34	1,960,000	1,960,000	(a)(b)
Alameda County, CA, IDA Revenue, JMS Family Partnership, LOC-Wells Fargo Bank N.A.	0.090%	10/1/25	1,930,000	1,930,000	(a)(b)(c)
California Infrastructure & Economic Development Bank Revenue:
Loyola High School District, LOC-First Republic Bank, FHLB	0.060%	12/1/35	2,690,000	2,690,000	(a)(b)
Pacific Gas & Electric Co., LOC-Wells Fargo Bank N.A.	0.030%	12/1/16	3,200,000	3,200,000	(a)(b)
California State PCFA, Exempt Facilities Revenue, Exxon Mobil Project	0.040%	12/1/29	2,500,000	2,500,000	(a)(b)(c)
California State PCFA, Solid Waste Disposal Revenue:
Athens Services Project, LOC-Wells Fargo Bank N.A.	0.110%	5/1/21	5,300,000	5,300,000	(a)(b)(c)
Bay Counties Waste Services Inc., LOC-Comerica Bank	0.130%	8/1/41	2,600,000	2,600,000	(a)(b)(c)
Burrtec Waste Group Inc., LOC-U.S. Bank N.A.	0.110%	10/1/38	1,745,000	1,745,000	(a)(b)(c)
Zanker Road Resource Management Inc., LOC-Comerica Bank	0.130%	3/1/26	2,445,000	2,445,000	(a)(b)(c)
Zerep Management Corp. Project, LOC-Comerica Bank	0.130%	10/1/36	2,805,000	2,805,000	(a)(b)(c)
California State Revenue, RAN	2.000%	6/23/14	1,000,000	1,014,276
California State, GO:
LOC-Bank of Montreal	0.040%	5/1/33	2,000,000	2,000,000	(a)(b)
LOC-JPMorgan Chase	0.060%	5/1/33	400,000	400,000	(a)(b)
California Statewide CDA Revenue, Kaiser Permanente	0.050%	4/1/36	500,000	500,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2013 Annual Report	31

Schedule of investments (cont’d)

August 31, 2013

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
California — continued
California Statewide CDA, MFH Revenue:
David Avenue Apartments, FHLMC, LIQ-FHLMC	0.070%	12/1/42	$1,580,000	$1,580,000	(a)(b)(c)
Kelvin Court LP, LIQ-FNMA	0.070%	6/15/51	1,000,000	1,000,000	(a)(b)(c)
Phoenix Terrace Apartments, FNMA, LIQ-FNMA	0.070%	3/15/32	3,550,000	3,550,000	(a)(b)(c)
Irvine, CA, USD Special Tax Revenue, Community Facilities District No. 09-1, LOC-U.S. Bank N.A.	0.040%	9/1/51	200,000	200,000	(a)(b)
Otay, CA, COP, Capital Projects, LOC-Union Bank N.A.	0.060%	9/1/26	790,000	790,000	(a)(b)
Roseville, CA, City School District, GO, TRAN	1.000%	9/24/13	4,600,000	4,601,731
Sacramento County, CA, Housing Authority, MFH Revenue, Chesapeake Commons, Wasatch Pool Holdings LLC, FNMA, LIQ-FNMA	0.090%	2/15/31	4,600,000	4,600,000	(a)(b)(c)
Stanford University	5.000%	3/15/14	985,000	1,009,936
Total California				48,420,943
Colorado — 2.2%
Colorado Educational and Cultural Facilities, Nature Conservancy, Project A	0.080%	7/1/27	364,000	364,000	(a)(b)
Colorado HFA Revenue:
Multi-Family, SPA-FHLB	0.070%	4/1/43	7,270,000	7,270,000	(a)(b)(c)
Multi-Family, SPA-FHLB	0.070%	4/1/45	4,785,000	4,785,000	(a)(b)(c)
Colorado Housing & Finance Authority, Multi-Family, SPA-FHLB	0.090%	10/1/21	5,535,000	5,535,000	(a)(b)(c)
Colorado State Educational & Cultural Facilities Authority Revenue, Oaks Christian School Project, LOC-U.S. Bank N.A.	0.070%	5/1/33	350,000	350,000	(a)(b)
Colorado State Water Resources & Power Development Authority Wastewater Revenue, Revolving Fund	5.000%	9/1/13	570,000	570,000
University of Colorado Hospital Authority Revenue, LOC-Wells Fargo Bank N.A.	0.070%	11/15/41	4,775,000	4,775,000	(a)(b)
Total Colorado				23,649,000
Connecticut — 4.0%
Connecticut Innovations Inc., CT, Revenue, ISO New England Inc. Project, LOC-TD Bank N.A.	0.050%	12/1/39	5,100,000	5,100,000	(a)(b)
Connecticut State HEFA Revenue:
Choate Rosemary Hall, LOC-JPMorgan Chase	0.090%	7/1/37	2,000,000	2,000,000	(a)(b)
Hoffman Summerwood Community, LOC-TD Bank N.A.	0.060%	7/1/37	500,000	500,000	(a)(b)
Hotchkiss School, SPA-U.S. Bank N.A.	0.070%	7/1/30	1,800,000	1,800,000	(a)(b)
St. Joseph College, LOC-Sovereign Bank FSB & Bank of New York Mellon	0.060%	7/1/38	2,065,000	2,065,000	(a)(b)
Wesleyan University	0.040%	7/1/40	4,000,000	4,000,000	(a)(b)
Westover School, LOC-TD Bank N.A.	0.060%	7/1/30	1,735,000	1,735,000	(a)(b)
Yale University	0.030%	7/1/35	2,200,000	2,200,000	(a)(b)

See Notes to Financial Statements.

32	Tax Free Reserves Portfolio 2013 Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Connecticut — continued
Yale University	0.050%	7/1/36	$500,000	$500,000	(a)(b)
Yale-New Haven Hospital, LOC-JPMorgan Chase	0.060%	7/1/25	765,000	765,000	(a)(b)
Connecticut State HFA, Housing Mortgage Finance Program, SPA-FHLB	0.070%	5/15/31	9,200,000	9,200,000	(a)(b)(c)
Connecticut State HFA Revenue:
Housing Mortgage Finance Program, LOC-Bank of Tokyo-Mitsubishi UFJ	0.070%	11/15/34	400,000	400,000	(a)(b)
Housing Mortgage Finance Program, SPA-Bank of Tokyo-Mitsubishi UFJ	0.070%	11/15/41	1,000,000	1,000,000	(a)(b)
Housing Mortgage Finance Program, SPA-Royal Bank of Canada	0.070%	11/15/24	2,500,000	2,500,000	(a)(b)(c)
Connecticut State HFA, Housing Mortgage Finance Program Revenue, SPA-Barclays Bank PLC	0.060%	5/15/35	170,000	170,000	(a)(b)
Hartford, CT, GO, BAN	2.000%	4/10/14	4,200,000	4,243,605
Orange, CT, GO, BAN	1.000%	7/21/14	4,000,000	4,028,254
Stamford, CT, Housing Authority, Multi-Family Revenue, Fairfield Apartments Project, FHLMC	0.060%	12/1/28	400,000	400,000	(a)(b)(c)
Total Connecticut				42,606,859
Delaware — 0.9%
Delaware State EDA Revenue, Peninsula United, PUMH of Maryland Inc., LOC-PNC Bank N.A.	0.060%	5/15/37	9,300,000	9,300,000	(a)(b)
Delaware State, GO	5.250%	8/1/14	750,000	784,329
Total Delaware				10,084,329
District of Columbia — 0.8%
District of Columbia Housing Finance Agency, MFH Revenue, Pentacle Apartments Project, FHLMC, LOC-FHLMC	0.080%	11/1/38	3,600,000	3,600,000	(a)(b)
District of Columbia Income Tax Secured Revenue	5.000%	12/1/13	685,000	693,001
District of Columbia Revenue:
American Sociological Association, LOC-PNC Bank N.A.	0.070%	12/1/37	1,635,000	1,635,000	(a)(b)
Jesuit Conference, LOC-PNC Bank	0.070%	10/1/37	500,000	500,000	(a)(b)
Washington Center for Internships and Academic Seminars, LOC-Branch Banking & Trust	0.060%	2/1/48	1,960,000	1,960,000	(a)(b)
Total District of Columbia				8,388,001
Florida — 5.3%
Broward County, FL, GO, Parks & Land Preservation Project	5.000%	1/1/14	600,000	609,372
Florida Housing Finance Corp., Multi-Family Mortgage Revenue, Cutler Riverside Preservation Apartments, FHLMC, LIQ-FHLMC	0.080%	6/1/48	9,900,000	9,900,000	(a)(b)(c)
Florida State Board of Education Public Education, GO, Capital Outlay	5.000%	6/1/14	300,000	310,636
Florida State Board of Education, GO	5.000%	1/1/14	125,000	126,949

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2013 Annual Report	33

Schedule of investments (cont’d)

August 31, 2013

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Florida State Higher Educational Facilities, Financial Authority Revenue, Educational Facilities, Ringling College of Art & Design Inc., LOC-PNC Bank N.A.	0.060%	3/1/38	$5,995,000	$5,995,000	(a)(b)
Highlands County, FL, Health Facilities Authority Revenue:
Adventist Health Systems	0.050%	11/15/35	2,000,000	2,000,000	(a)(b)
Hospital Adventist Health Systems	0.040%	11/15/33	7,600,000	7,600,000	(a)(b)
Manatee County, FL, Revenue, Refunding & Improvement	2.000%	10/1/13	125,000	125,173
Marion County, FL, HFA Revenue, Paddock Apartments, FNMA, LIQ-FNMA	0.050%	10/15/32	1,180,000	1,180,000	(a)(b)
Martin County, FL, Health Facilities Authority, Hospital Revenue, Martin Memorial Medical Center, LOC-Wells Fargo Bank N.A.	0.060%	11/15/32	1,215,000	1,215,000	(a)(b)
Miami-Dade County, FL, IDA, Professional Modification, AAR Aircraft Services Inc., LOC-Wells Fargo Bank N.A.	0.110%	8/1/18	6,500,000	6,500,000	(a)(b)(c)
Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Revenue, LOC-Wells Fargo Bank N.A.	0.070%	10/1/48	2,200,000	2,200,000	(a)(b)
Orange County, FL, Housing Finance Authority, Walk Apartments LLC, FNMA, LIQ-FNMA	0.070%	6/1/25	3,370,000	3,370,000	(a)(b)
Orlando, FL, Utilities Commission, Utility System Revenue	5.000%	10/1/13	200,000	200,766
Orlando, FL, Utilities Commission, Utility System Revenue	5.000%	10/1/13	100,000	100,368
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, LOC-Northern Trust Co.	0.050%	7/1/37	12,130,000	12,130,000	(a)(b)
Volusia County, FL, HFA, MFH Revenue, Cape Morris Cove Apartments II, LOC-FHLB & JPMorgan Chase	0.080%	10/15/42	2,690,000	2,690,000	(a)(b)(c)
Total Florida				56,253,264
Georgia — 6.1%
Cobb County, GA, Housing Authority Revenue, Walton Reserve Apartments Project, LOC-FHLB & SunTrust Bank	0.070%	10/1/35	8,250,000	8,250,000	(a)(b)(c)
Coweta County, GA, Development Authority Revenue, W.Y. Newnan Holding LLC Project, LOC-Wells Fargo Bank N.A.	0.210%	4/1/32	4,050,000	4,050,000	(a)(b)(c)
De Kalb County, GA, Housing Authority, MFH Revenue, Friendly Heights LP, LOC-FHLMC	0.080%	5/1/34	6,860,000	6,860,000	(a)(b)(c)
Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, LOC-Wells Fargo Bank N.A.	0.110%	12/1/27	3,300,000	3,300,000	(a)(b)(c)
Floyd County, GA, Development Authority Revenue, Berry College Inc. Project, LOC-FHLB, SunTrust Bank	0.060%	8/1/22	4,455,000	4,455,000	(a)(b)
Fulton County, GA, Development Authority Revenue:
Doris & Weber School Project, LOC-Branch Banking & Trust	0.060%	12/1/30	1,870,000	1,870,000	(a)(b)
Shepherd Center Inc., LOC-FHLB, SunTrust Bank	0.060%	9/1/35	3,325,000	3,325,000	(a)(b)
Georgia State, GO	5.250%	12/1/13	215,000	217,598
Georgia State, GO	5.000%	4/1/14	350,000	359,596

See Notes to Financial Statements.

34	Tax Free Reserves Portfolio 2013 Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Georgia State, GO	5.500%	7/1/14	$250,000	$260,830
Gwinnett County, GA, Development Authority, IDR, Barco Inc. Project, LOC-Branch Banking & Trust	0.130%	11/1/20	6,000,000	6,000,000	(a)(b)(c)
Gwinnett County, GA, School District, GO	3.000%	2/1/14	100,000	101,126
Houston County, GA, Development Authority Sewer Facility Revenue, Perdue Farms Inc. Project, LOC-Rabobank Nederland	0.100%	1/1/18	5,350,000	5,350,000	(a)(b)(c)
Kennesaw, GA, Development Authority, MFH Revenue, Walton Ridenour Apartments LP, LOC-FHLB, SunTrust Bank	0.070%	4/1/37	7,800,000	7,800,000	(a)(b)(c)
Municipal Electric Authority of Georgia, BK Tokyo-Mitsubishi VFJ	0.050%	1/1/48	5,300,000	5,300,000	(a)(b)
Private Colleges & Universities Authority, GA, Educational Facilities Revenue, Agnes Scott College, LOC-Wells Fargo Bank N.A.	0.060%	6/1/23	1,900,000	1,900,000	(a)(b)
Richmond County, GA, Board of Education, GO	5.000%	10/1/13	250,000	250,962
Savannah, GA, EDA Revenue, Savannah Country Day School, LOC-Branch Banking & Trust	0.060%	5/1/32	570,000	570,000	(a)(b)
Stephens County, GA, Development Authority, IDR, CMC of Georgia Inc. Project, LOC-Branch Banking & Trust	0.130%	8/1/21	4,900,000	4,900,000	(a)(b)(c)
Total Georgia				65,120,112
Hawaii — 0.0%
Honolulu City & County, HI, GO	5.000%	9/1/13	300,000	300,000	(d)
Illinois — 6.6%
Bloomington & Normal, IL, Airport Authority Revenue, Central Illinois Regional Airport, LOC-Northern Trust Co.	0.100%	1/1/27	2,425,000	2,425,000	(a)(b)
Channahon, IL, Revenue, Morris Hospital, LOC-U.S. Bank N.A.	0.080%	12/1/34	3,000,000	3,000,000	(a)(b)
Chicago, IL, Midway Airport Revenue:
LOC-Bank of Montreal	0.080%	1/1/35	5,395,000	5,395,000	(a)(b)(c)
LOC-Wells Fargo Bank N.A.	0.080%	1/1/35	200,000	200,000	(a)(b)(c)
Chicago, IL, Renaissance Center LP, LOC-Harris Trust and Savings Bank	0.160%	10/1/34	2,450,000	2,450,000	(a)(b)(c)
Chicago, IL, Tax Increment Revenue, Tax Allocation Bonds, Near North Redevelopment Project, Senior Lien, LOC-Bank of New York	0.080%	1/1/19	18,465,000	18,465,000	(a)(b)
Illinois Development Finance Authority Revenue:
Evanston Northwestern, SPA-JPMorgan Chase	0.050%	5/1/31	4,600,000	4,600,000	(a)(b)
Goodman Theatre Project, LOC-Bank One N.A., Northern Trust Co.	0.090%	12/1/33	3,000,000	3,000,000	(a)(b)
Illinois Health Facilities Authority Revenue, LOC-Bank One Illinois N.A.	0.070%	8/1/15	1,000,000	1,000,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2013 Annual Report	35

Schedule of investments (cont’d)

August 31, 2013

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Illinois Housing Development Authority, MFH Revenue, Galesburg Towers Associates II, LOC-Harris N.A.	0.190%	12/1/35	$3,660,000	$3,660,000	(a)(b)(c)
Illinois State Development Finance Authority, Fenwick High School Project Revenue, LOC-PNC Bank N.A.	0.070%	3/1/32	5,000,000	5,000,000	(a)(b)
Illinois State EFA Revenue, The Adler Planetarium, LOC-PNC Bank N.A.	0.070%	4/1/31	3,000,000	3,000,000	(a)(b)
Illinois State Finance Authority, MFH Revenue, Liberty Towers Associates, LOC-Harris N.A.	0.080%	10/1/39	3,300,000	3,300,000	(a)(b)
Lake County, IL, MFH Revenue, Rosewood Apartments Project, LIQ-FHLMC	0.080%	11/1/34	1,840,000	1,840,000	(a)(b)(c)
Lombard, IL, Revenue, National University Health Sciences Project, LOC-JPMorgan Chase	0.070%	6/1/36	150,000	150,000	(a)(b)
Northbrook Village, IL, GO	3.000%	12/1/13	260,000	261,767
Peoria, IL, Multi-Family Revenue, Housing, Oak Woods Apartments Project, FNMA, LIQ-FNMA	0.080%	10/15/28	2,900,000	2,900,000	(a)(b)(c)
Romeoville, IL, Revenue, Lewis University, LOC-JPMorgan Chase	0.060%	10/1/36	400,000	400,000	(a)(b)
University of Illinois, COP, PART, SPA-Bank of America	0.080%	8/15/21	9,380,000	9,380,000	(a)(b)
Total Illinois				70,426,767
Indiana — 2.4%
Hobart, IN, EDR, Albanese Confectionery, LOC-Harris N.A.	0.160%	7/1/31	2,555,000	2,555,000	(a)(b)(c)
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project, LOC-Bank of Nova Scotia	0.040%	6/1/40	4,100,000	4,100,000	(a)(b)
Indiana State Finance Authority Health System Revenue, Sisters of St. Francis, LOC-Wells Fargo Bank N.A.	0.050%	11/1/37	500,000	500,000	(a)(b)
Indiana State Finance Authority Revenue, Lease Appropriation, SPA-JPMorgan Chase	0.060%	2/1/35	1,400,000	1,400,000	(a)(b)
Indiana University Revenue	5.500%	6/1/14	125,000	129,821
Indianapolis, IN, MFH Revenue:
Capital Place, Covington, FNMA, LIQ-FNMA	0.070%	5/15/38	1,350,000	1,350,000	(a)(b)
Washington Pointe LP Project, FNMA, LIQ-FNMA	0.060%	4/15/39	300,000	300,000	(a)(b)
St. Joseph County, IN, Educational Facilities Revenue, University of Notre Dame Du Lac, LIQ-Northern Trust Co.	0.030%	3/1/40	14,800,000	14,800,000	(a)(b)
Total Indiana				25,134,821
Iowa — 1.9%
Des Moines, IA, Water Revenue	2.000%	12/1/13	400,000	401,750
Grinnell, IA, Hospital Revenue, Grinnell Medical Center, LOC-U.S. Bank N.A.	0.060%	12/1/21	100,000	100,000	(a)(b)
Iowa Finance Authority, MFH Revenue, SPA-Wells Fargo Bank	0.070%	8/1/37	4,745,000	4,745,000	(a)(b)(c)

See Notes to Financial Statements.

36	Tax Free Reserves Portfolio 2013 Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Iowa — continued
Iowa Finance Authority, IDR, Embria Health Sciences Project, LOC-Wells Fargo Bank	0.210%	6/1/32	$1,625,000	$1,625,000	(a)(b)(c)
Iowa Finance Authority, MFH Revenue:
SPA-Dexia Credit Local	0.070%	8/1/37	6,500,000	6,500,000	(a)(b)(c)
Windsor on the River LLC, LOC-Wells Fargo Bank N.A.	0.090%	5/1/42	7,000,000	7,000,000	(a)(b)(c)
Total Iowa				20,371,750
Kentucky — 2.6%
Berea, KY:
Educational Facilities Revenue, Berea College Project	0.060%	6/1/29	4,075,000	4,075,000	(a)(b)
Educational Facilities Revenue, Berea College Project	0.060%	6/1/32	9,100,000	9,100,000	(a)(b)
Boone County, KY, Industrial Building Revenue, Kiswel Inc. Project, LOC-Branch Banking & Trust	0.130%	5/1/27	4,850,000	4,850,000	(a)(b)(c)
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue, Baptist Healthcare System, LOC-Branch Banking & Trust	0.050%	8/15/38	5,000,000	5,000,000	(a)(b)
Richmond, KY, League of Cities Funding Trust, Lease Program Revenue, LOC-U.S. Bank	0.070%	3/1/36	2,790,000	2,790,000	(a)(b)
Williamstown, KY, League of Cities Funding Trust Lease Revenue, LOC-U.S. Bank N.A.	0.070%	7/1/38	1,485,000	1,485,000	(a)(b)
Total Kentucky				27,300,000
Louisiana — 2.0%
Louisiana PFA Revenue:
Dynamic Fuels LLC Project, LOC-JPMorgan Chase	0.060%	10/1/33	5,300,000	5,300,000	(a)(b)
Tiger Athletic, LOC-Capital One N.A., FHLB	0.060%	9/2/33	2,360,000	2,360,000	(a)(b)
Louisiana State PFA Revenue, Tiger Athletic Foundation, LOC-Capital One N.A., FHLB	0.060%	9/2/39	2,545,000	2,545,000	(a)(b)
St. Charles Parish, LA, PCR, Shell Oil Co., Norco Project	0.050%	11/1/21	1,100,000	1,100,000	(a)(b)(c)
St. James Parish, LA, Revenue, Nustar Logistics LP Project, LOC-JPMorgan Chase	0.070%	12/1/40	10,000,000	10,000,000	(a)(b)
Total Louisiana				21,305,000
Maine — 0.1%
Bangor, ME, GO	2.000%	9/1/13	1,000,000	1,000,000
Maine State Municipal Bond Bank Sewer & Water Revenue	5.000%	11/1/13	100,000	100,780
Total Maine				1,100,780
Maryland — 0.9%
Cecil County, MD, GO, County Commissioners-Consolidated Public Improvement	4.000%	11/1/13	1,105,000	1,111,910
Howard County, MD, GO, Metropolitan District	4.000%	2/15/14	475,000	483,044
Howard County, MD, Revenue, Glenelg Country School, LOC-PNC Bank N.A.	0.070%	7/1/26	2,515,000	2,515,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2013 Annual Report	37

Schedule of investments (cont’d)

August 31, 2013

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Maryland — continued
Maryland State Community Development Administration, Department of Housing & Community Development Revenue, Residential, SPA-TD Bank N.A.	0.060%	9/1/43	$3,300,000	$3,300,000	(a)(b)
Maryland State, GO:
State and Local Facilities Loan	2.000%	3/15/14	250,000	252,335
State and Local Facilities Loan Capital Improvement	5.500%	3/1/14	200,000	205,175
Montgomery County, MD, GO	5.000%	7/1/14	200,000	207,857
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development, GNMA, FNMA, FHLMC, FHA, LOC-FNMA, FHLMC	0.060%	7/1/36	1,100,000	1,100,000	(a)(b)
Prince Georges County, MD, GO, Public Improvement	5.000%	10/1/13	500,000	501,934
Washington, MD, Suburban Sanitary District, GO, Consolidated Public Improvement	5.000%	6/1/14	100,000	103,475
Total Maryland				9,780,730
Massachusetts — 2.3%
Arlington, MA, GO, BAN	1.000%	11/15/13	1,600,000	1,602,426
Cambridge, MA, GO	2.000%	2/15/14	200,000	201,539
Harvard, MA, GO, BAN	1.000%	6/25/14	1,300,000	1,306,318
Holden Town, MA, GO, BAN	1.000%	6/20/14	2,200,000	2,213,519
Lawrence, MA, GO, BAN	1.000%	12/1/13	1,400,000	1,401,176
Lexington, MA, GO, BAN	1.000%	2/21/14	1,016,954	1,020,537
Massachusetts State DFA Revenue:
Phillips Academy	5.000%	9/1/13	300,000	300,000
Wentworth Institute of Technology, LOC-JPMorgan Chase	0.070%	10/1/33	940,000	940,000	(a)(b)
Massachusetts State DFA, MFH, Archstone Readstone, LOC-FHLMC	0.080%	12/1/37	2,600,000	2,600,000	(a)(b)(c)
Massachusetts State HEFA Revenue, Harvard University	0.030%	11/1/49	6,500,000	6,500,000	(a)(b)
Massachusetts State IFA Revenue, Nova Realty Trust, LOC-TD Bank N.A.	0.050%	12/1/24	4,000,000	4,000,000	(a)(b)
Massachusetts State, GO:
Consolidated Loan	4.000%	1/1/14	250,000	253,076
Consolidated Loan, NATL	6.000%	11/1/13	250,000	252,351
Stoughton, MA, GO, BAN	1.000%	3/28/14	1,500,000	1,506,329
Total Massachusetts				24,097,271
Michigan — 0.7%
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	0.060%	1/1/26	3,000,000	3,000,000	(a)(b)
University of Michigan Revenue	0.010%	12/1/24	4,800,000	4,800,000	(a)(b)
Total Michigan				7,800,000

See Notes to Financial Statements.

38	Tax Free Reserves Portfolio 2013 Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Minnesota — 0.1%
Metropolitan Council, Minneapolis-St. Paul Metropolitan Area, GO, TRAN	3.000%	2/1/14	$125,000	$126,421
University of Minnesota, MN	5.000%	12/1/13	885,000	895,208
Washington County, MN, GO, Capital Improvement Plan	2.000%	2/1/14	385,000	387,699
Total Minnesota				1,409,328
Mississippi — 1.7%
Mississippi Business Finance Commission Gulf Opportunity Zone, Chevron U.S.A. Inc.	0.050%	11/1/35	17,700,000	17,700,000	(a)(b)
Missouri — 4.8%
Missouri State HEFA Revenue, BJC Health Systems	0.040%	5/15/38	36,600,000	36,600,000	(a)(b)
Missouri State HEFA, Educational Facilities Revenue, Washington University, SPA-JPMorgan Chase	0.050%	9/1/30	1,700,000	1,700,000	(a)(b)
Springfield, MO, IDA Revenue, McIntosh Holdings LLC Project, LOC-U.S. Bank N.A.	0.110%	9/1/26	1,805,000	1,805,000	(a)(b)(c)
St. Charles County, MO, IDA Revenue, Newco Enterprises Inc. Project, LOC-BMO Harris Bank N.A.	0.090%	12/1/29	4,250,000	4,250,000	(a)(b)(c)
Washington, MO, Industrial Revenue, Pauwels Transformers Inc. Project, LOC-HSBC Bank USA NA	0.280%	12/1/28	6,975,000	6,975,000	(a)(b)(c)
Total Missouri				51,330,000
Montana — 0.3%
Montana State Facility Finance Authority Revenue, Sisters of Charity of Leavenworth Health System SPA-JPMorgan Chase	0.080%	12/1/35	3,610,000	3,610,000	(a)(b)
Nebraska — 0.1%
Omaha, NE, Public Power District Revenue	4.000%	2/1/14	500,000	507,686
Nevada — 0.0%
Nevada State Highway Improvement Revenue, Motor Vehicle Fuel Tax, NATL	5.000%	12/1/13	300,000	303,437
New Hampshire — 0.5%
New Hampshire State Business Finance Authority Revenue, The Mark H. Wentworth Home, LOC-TD Bank N.A.	0.050%	12/1/36	1,600,000	1,600,000	(a)(b)
New Hampshire State HEFA Revenue, University System	0.090%	7/1/33	3,700,000	3,700,000	(a)(b)
Total New Hampshire				5,300,000
New Jersey — 2.5%
Bergen County, NJ, GO	3.250%	11/1/13	100,000	100,486
Cedar Grove Township, NJ, School District, GO, Promissory Notes, School Board Reserve Fund	1.000%	9/18/13	2,365,000	2,365,349
Cresskill, NJ, GO, General Improvement	1.000%	3/1/14	200,000	200,493
Galloway Township, NJ, GO, Notes	1.250%	12/19/13	960,000	961,708
Garden State Preservation Trust, NJ, Open Space & Farmland Preservation Revenue, AGM	5.500%	11/1/13	300,000	302,603

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2013 Annual Report	39

Schedule of investments (cont’d)

August 31, 2013

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Garfield, NJ, GO, BAN	1.000%	12/6/13	$2,000,000	$2,001,825
Hudson County, NJ, Improvement Authority Revenue, County GTD Pooled Notes	1.000%	5/23/14	2,200,000	2,209,500
Madison Borough, NJ, GO, BAN	1.000%	8/15/14	1,900,000	1,912,083
Monmouth County, NJ, GO	5.000%	1/15/14	200,000	203,506
Monmouth County, NJ, Improvement Authority Revenue:
Capital Equipment Pooled Lease, County Guaranteed	5.000%	10/1/13	275,000	276,048
Governmental Pooled Loan	3.000%	12/1/13	1,000,000	1,006,840
Governmental Pooled Loan	4.000%	12/1/13	115,000	116,040
Parsippany-Troy Hills Township, NJ, GO, BAN	0.750%	10/4/13	7,475,000	7,478,365
Ringwood Boro, NJ, GO, Notes	1.250%	11/1/13	2,575,000	2,578,124
River Vale, NJ, GO, BAN	1.000%	8/15/14	2,960,000	2,976,001
Sussex County, NJ, Municipal Utilities Authority Revenue, Paulins Kill Basin Water Reclamation System Project Notes	1.500%	2/14/14	1,616,000	1,623,532
Total New Jersey				26,312,503
New York — 15.7%
Albany, NY, GO	3.000%	7/1/14	375,000	383,066
Amherst, NY, GO, BAN	1.000%	7/17/14	2,280,000	2,291,498
Babylon, NY, GO:
BAN	2.000%	9/1/13	8,000,000	8,000,000
BAN	2.000%	8/15/14	1,800,000	1,830,463
Baldwinsville, NY, CSD, GO, BAN	1.000%	6/26/14	3,300,000	3,320,692
Bronxville, NY, Union Free School District, GO, BAN	1.000%	9/20/13	2,700,000	2,701,008
Build NYC Resource Corp., NY, Revenue, Loan Enhanced Assistance Program, LOC-JPMorgan Chase	0.070%	3/1/38	11,555,000	11,555,000	(a)(b)
East Hampton Town, NY, GO, BAN	1.000%	8/29/14	4,300,000	4,324,607
Guilderland, NY, CSD, GO, TAN	1.000%	10/25/13	2,112,000	2,113,916
Hamburg Town, NY, GO, BAN	1.000%	7/10/14	2,108,000	2,117,856
Hamburg Village, NY, GO, BAN	0.750%	7/16/14	1,415,000	1,416,140
Irvington, NY, Union Free School District, GO, TAN	1.000%	11/15/13	1,600,000	1,601,748
Katonah-Lewisboro, NY, Union Free School District, GO, BAN	1.000%	7/11/14	1,450,000	1,457,175
Lindenhurst, NY, GO, BAN-Public Improvment	1.000%	8/15/14	3,900,000	3,924,430
Long Island, NY, Power Authority Revenue, LOC-TD Bank N.A.	0.050%	12/1/29	500,000	500,000	(a)(b)
Lynbrook, NY, Union Free School District, GO, TAN	1.000%	6/20/14	1,400,000	1,406,919
Mamaroneck Village, NY, GO, BAN	1.000%	9/4/14	2,900,000	2,918,763	(e)
Nassau Health Care Corp., NY, Revenue, Nassau County GTD, LOC-Wells Fargo Bank N.A.	0.120%	8/1/29	33,175,000	33,175,000	(f)

See Notes to Financial Statements.

40	Tax Free Reserves Portfolio 2013 Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York City, NY, GO:
LOC-Bank of New York	0.040%	3/1/34	$2,600,000	$2,600,000	(a)(b)
LOC-U.S. Bank N.A.	0.050%	4/1/38	400,000	400,000	(a)(b)
New York City, NY, HDC, MFH Rent Revenue, James Tower Development, FNMA, LIQ-FNMA	0.070%	6/15/32	65,000	65,000	(a)(b)
New York State Dormitory Authority Revenue, Wagner College, LOC-TD Bank N.A.	0.070%	7/1/28	1,765,000	1,765,000	(a)(b)
New York State Housing Finance Agency Revenue, 42nd & 10th Housing, FHLMC, LIQ-FHLMC	0.050%	11/1/41	13,800,000	13,800,000	(a)(b)
New York, NY, GO, LOC-Mizuho Corporate Bank	0.040%	10/1/40	31,550,000	31,550,000	(a)(b)
North Shore, NY, CSD, GO, TAN	1.000%	6/20/14	2,500,000	2,510,939
Orchard Park Town, NY, GO, BAN	1.000%	10/24/13	5,085,000	5,089,187
Pleasantville, NY, GO, BAN	1.000%	8/22/14	1,000,000	1,004,931
Port Chester, NY, GO, BAN	1.000%	2/26/14	2,000,000	2,005,486
Riverhead, NY, CSD, GO, BAN	1.000%	9/20/13	1,180,000	1,180,330
Seaford, NY, Union Free School District, GO, TAN	1.000%	6/20/14	7,500,000	7,535,778
Tonawanda, NY, GO, BAN	1.000%	6/12/14	3,362,000	3,373,961
Triborough Bridge & Tunnel Authority, NY, Revenues, LOC-U.S. Bank N.A.	0.050%	1/1/33	1,000,000	1,000,000	(a)(b)
Washington County, NY, GO, BAN	1.000%	6/13/14	2,335,000	2,345,885
West Hempstead, NY, Union Free School District, GO, TAN	1.000%	6/20/14	2,465,000	2,477,980
Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Northern Westchester Hospital Association, LOC-TD Bank N.A.	0.050%	11/1/24	1,000,000	1,000,000	(a)(b)
Westmoreland, NY, CSD, GO, BAN	1.000%	6/27/14	2,424,000	2,425,887
Total New York				167,168,645
North Carolina — 4.0%
Charlotte, NC, COP, 2003 Governmental Facilities Project	0.050%	6/1/33	3,345,000	3,345,000	(a)(b)
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Health Care System, LOC-U.S. Bank N.A.	0.050%	1/15/26	2,600,000	2,600,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue, Guilford College Project, LOC-Branch Banking & Trust	0.060%	5/1/24	3,030,000	3,030,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Student Revenue, UNCP University Foundation Inc., LOC-Wells Fargo Bank N.A.	0.060%	7/1/31	2,250,000	2,250,000	(a)(b)
North Carolina Medical Care Commission, Southeastern Regional Medical Center, LOC-BB&T Corp.	0.060%	6/1/37	2,430,000	2,430,000	(a)(b)
North Carolina State Capital Facilities Finance Agency, Educational Facilities Revenue, High Point University Project, LOC-Branch Banking & Trust	0.060%	5/1/30	1,700,000	1,700,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2013 Annual Report	41

Schedule of investments (cont’d)

August 31, 2013

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
North Carolina — continued
North Carolina State Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, LOC-Wells Fargo Bank N.A.	0.060%	4/1/29	$2,960,000	$2,960,000	(a)(b)
North Carolina State, GO	5.000%	4/1/14	400,000	410,953
North Carolina State, GO:
Public Improvement	5.250%	3/1/14	100,000	102,413
Public Improvement	5.000%	3/1/22	2,000,000	2,047,273	(g)
Orange, NC, Water & Sewer Authority, System Revenue, SPA-Wells Fargo Bank N.A.	0.050%	7/1/29	500,000	500,000	(a)(b)
Raleigh, NC, Combined Enterprise System Revenue:
SPA-Wells Fargo Bank N.A.	0.060%	3/1/35	10,000,000	10,000,000	(a)(b)
SPA-Wells Fargo Bank N.A.	0.060%	3/1/35	4,580,000	4,580,000	(a)(b)
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.060%	2/1/34	6,820,000	6,820,000	(a)(b)
Union County, NC, GO	4.000%	3/1/14	100,000	101,805
Total North Carolina				42,877,444
Ohio — 0.8%
Montgomery County, OH, Revenue, Miami Valley Hospital, JPMorgan Chase	0.080%	11/15/45	100,000	100,000	(a)(b)
Northeast, OH, Regional Sewer District Revenue	5.000%	11/15/13	200,000	201,889
Ohio State Higher Educational Facility Revenue:
Case Western Reserve University, LOC-U.S. Bank N.A.	0.050%	12/1/44	3,075,000	3,075,000	(a)(b)
Xavier University Project, LOC-U.S. Bank N.A.	0.050%	11/1/30	1,345,000	1,345,000	(a)(b)
Ohio State, GO, Common Schools	0.040%	6/15/26	4,045,000	4,045,000	(a)(b)
Total Ohio				8,766,889
Oklahoma — 0.1%
Oklahoma City, OK, GO	4.000%	3/1/14	500,000	509,143
Oregon — 1.1%
Deschutes County, OR, GO	2.000%	12/1/13	100,000	100,395
Metro Regional Center, OR, GO	4.000%	6/1/14	200,000	205,518
Multnomah County, OR, Hospital Facilities Authority Revenue, Oregon Baptist Retirement Homes, LOC-U.S. Bank N.A.	0.080%	11/1/34	3,095,000	3,095,000	(a)(b)
Oregon State Housing & Community Services, Revenue, Single-Family Housing, SPA-State Street Bank & Trust Co.	0.090%	7/1/36	700,000	700,000	(a)(b)(c)
Oregon State, GO, Veterans Welfare, SPA-U.S. Bank N.A.	0.040%	12/1/41	1,300,000	1,300,000	(a)(b)
Portland, OR, Water System Revenue, First Lien	5.000%	11/1/13	100,000	100,729
Tri-County, OR, Metropolitan Transportation District Revenue	1.000%	9/1/13	1,400,000	1,400,000
Washington County, OR, Housing Authority Revenue, Refunding-Bethany Meadows II Project, LOC-U.S. Bank N.A.	0.210%	9/1/27	4,460,000	4,460,000	(a)(b)(c)
Total Oregon				11,361,642

See Notes to Financial Statements.

42	Tax Free Reserves Portfolio 2013 Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — 5.2%
Adams County, PA, IDA Revenue, LOC-PNC Bank N.A.	0.060%	6/1/32	$1,420,000	$1,420,000	(a)(b)
Allegheny County, PA, Higher Education Building Authority, University Revenue, Carnegie Mellon University, SPA-Bank of New York	0.050%	12/1/37	700,000	700,000	(a)(b)
Allegheny County, PA, IDA Revenue:
Education Center Watson, LOC-PNC Bank N.A.	0.060%	5/1/31	3,000,000	3,000,000	(a)(b)
Western Pennsylvania School for Blind Children, SPA-PNC Bank N.A.	0.050%	7/1/31	5,000,000	5,000,000	(a)(b)
Allegheny County, PA, IDA, Little Sisters of the Poor Project, LOC-PNC Bank N.A.	0.070%	1/1/28	160,000	160,000	(a)(b)
Butler County, PA, General Authority Revenue, School District Erie Project, LOC-PNC Bank N.A.	0.060%	9/1/29	5,600,000	5,600,000	(a)(b)
Geisinger ,PA, Authority Revenue, Geisinger Health System	0.020%	11/15/32	9,000,000	9,000,000	(a)(b)
Mars, PA, Area School District, GO	1.000%	2/28/14	2,190,000	2,197,170
Montgomery County, PA , GO, SPA-PNC Bank N.A.	0.050%	8/15/24	21,880,000	21,880,000	(a)(b)
Montgomery County, PA, IDA Revenue, Friends’ Central School Corp. Project, LOC-Wells Fargo Bank N.A.	0.060%	3/1/32	1,000,000	1,000,000	(a)(b)
Pennsylvania Housing Finance Agency, Building Development, SPA-PNC Bank N.A.	0.050%	1/1/34	2,840,000	2,840,000	(a)(b)
St. Mary Hospital Authority, PA, Health System Revenue, Catholic Health East Obligated Group, LOC-Bank of New York Mellon	0.060%	11/15/28	3,000,000	3,000,000	(a)(b)
Total Pennsylvania				55,797,170
South Carolina — 2.2%
Lexington, SC, Waterworks & Sewer Revenue:
BAN	0.750%	12/2/13	4,790,000	4,791,243
BAN	0.750%	12/2/13	1,275,000	1,275,346
Piedmont, SC, Municipal Power Agency Electric Revenue, LOC-TD Bank N.A.	0.050%	1/1/34	1,800,000	1,800,000	(a)(b)
South Carolina Jobs EDA, IDR, South Carolina Electric & Gas Co., LOC-Branch Banking & Trust	0.100%	12/1/38	6,930,000	6,930,000	(a)(b)(c)
South Carolina State Association of Governmental Organizations, COP	1.000%	3/1/14	1,000,000	1,003,864
South Carolina, EFA, Private Non-Profit Institutions, Newberry College, LOC-Branch Banking & Trust	0.060%	6/1/35	4,150,000	4,150,000	(a)(b)
University of South Carolina, School of Medicine, Education Trust Revenue Healthcare Facilities, LOC-Wells Fargo Bank N.A.	0.060%	9/1/25	3,700,000	3,700,000	(a)(b)
Total South Carolina				23,650,453
Tennessee — 1.8%
Blount County, TN, Public Building Authority:
Local Government Public Improvement, LOC-Branch Banking & Trust	0.060%	6/1/30	11,700,000	11,700,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2013 Annual Report	43

Schedule of investments (cont’d)

August 31, 2013

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Tennessee — continued
Local Government Public Improvement, LOC-Branch Banking & Trust	0.060%	6/1/37	$3,900,000	$3,900,000	(a)(b)
Local Government Public Improvement, LOC-Branch Banking & Trust	0.060%	6/1/39	2,350,000	2,350,000	(a)(b)
Sumner County, TN, GO, School & Public Improvement	3.000%	12/1/13	1,025,000	1,031,914
Total Tennessee				18,981,914
Texas — 4.2%
Aldine, TX, ISD, GO, PFSG	5.000%	2/15/14	300,000	306,394
Dallas, TX, ISD, GO, School Building	5.000%	2/15/14	200,000	204,226
Denton County, TX, GO, Tax Notes	3.250%	4/1/14	500,000	508,377
El Paso, TX, Water & Sewer Revenue	3.000%	3/1/14	300,000	303,973
Guadalupe-Blanco River Authority, TX, Revenue, Western Canyon Regional Water Supply Project	1.000%	4/15/14	1,425,000	1,430,448
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Memorial Herman Health System	0.060%	6/1/29	3,435,000	3,435,000	(a)(b)
Memorial Herman Healthcare System	0.060%	6/1/29	7,000,000	7,000,000	(a)(b)
Humble, TX, ISD, GO	2.000%	2/15/14	685,000	690,382
Irving, TX, GO, Refunding & Improvement	4.000%	9/15/13	100,000	100,140
Lake Travis, TX, ISD, GO, School Building	3.000%	2/15/14	250,000	253,060
San Antonio, TX, GO, General Improvement	3.000%	2/1/14	200,000	202,154
San Antonio, TX, IDA, IDR, Tindall Corp. Project, LOC-Wells Fargo Bank N.A.	0.110%	1/1/29	3,950,000	3,950,000	(a)(b)(c)
State of Texas, GO, Veterans, SPA-Bank of New York Mellon	0.070%	12/1/43	5,000,000	5,000,000	(a)(b)
Texas State, Mobility Fund, SPA-Depfa Bank PLC	0.070%	4/1/30	880,000	880,000	(a)(b)
Trinity River, TX, Authority Regional Wastewater System Revenue	5.000%	8/1/14	100,000	104,318
University of North Texas, TECP	0.140%	9/4/13	9,000,000	9,000,000
University of North Texas, TECP	0.110%	9/17/13	1,090,000	1,090,000
University of North Texas, TECP	0.130%	9/17/13	3,100,000	3,100,000
University of North Texas, TECP	0.140%	11/6/13	7,500,000	7,500,000
Total Texas				45,058,472
Utah — 0.2%
Weber County, UT, Hospital Revenue, IHC Health Services Inc., SPA-Westdeutsche Landesbank	0.060%	2/15/32	2,300,000	2,300,000	(a)(b)
Vermont — 0.8%
Vermont Housing Finance Agency, Student Housing Facilities Revenue, West Block University Vermont Project, LOC-Sovereign Bank FSB & Lloyds TSB Bank PLC	0.100%	7/1/37	8,880,000	8,880,000	(a)(b)

See Notes to Financial Statements.

44	Tax Free Reserves Portfolio 2013 Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Virginia — 3.4%
Alexandria, VA, GO, Capital Improvement	3.000%	6/15/14	$200,000	$204,075
Fairfax County, VA, GO, Public Improvement	5.000%	4/1/14	400,000	410,776
Loudoun County, VA, GO	4.000%	11/1/13	100,000	100,612
Loudoun County, VA, GO	5.000%	11/1/13	200,000	201,557
Loudoun County, VA, GO	4.000%	7/1/14	100,000	103,092
Loudoun County, VA, GO	5.000%	7/1/14	500,000	519,734
Loudoun County, VA, IDA Revenue:
Howard Hughes Medical Institute	0.050%	2/15/38	5,255,000	5,255,000	(a)(b)
Howard Hughes Medical Institute	0.050%	6/1/43	24,400,000	24,400,000	(a)(b)
Lynchburg, VA, GO, Public Improvement	2.000%	12/1/13	325,000	326,406
Virginia College Building Authority, VA, Educational Facilities Revenue:
21st Century College & Equipment	5.000%	2/1/14	200,000	203,937
21st Century College, SPA-Wells Fargo Bank N.A. Refunding, University Richmond Project	0.060%	11/1/36	1,655,000	1,655,000	(a)(b)
Virginia Small Business Financing Authority, Hospital Revenue, Carilion Clinic Obligation, LOC-PNC Bank N.A.	0.050%	7/1/42	2,000,000	2,000,000	(a)(b)
Virginia State Housing Development Authority, Commonwealth Mortgage Revenue	4.000%	10/1/13	500,000	501,526
Virginia State Public School Authority Revenue, School Educational Technology Notes	5.000%	4/15/14	230,000	236,689
Virginia State Resources Authority Clean Water Revenue:
Clean Water State Revolving Fund	5.000%	10/1/13	300,000	301,159
Revolving Fund	5.250%	10/1/13	200,000	200,811
Total Virginia				36,620,374
Washington — 1.1%
King County, WA, GO	5.000%	12/1/13	300,000	303,530
King County, WA, GO	5.500%	12/1/13	445,000	450,783	(d)
Olympia, WA, EDA, Spring Air Northwest Project, LOC-U.S. Bank	0.110%	11/1/23	1,125,000	1,125,000	(a)(b)(c)
Redmond, WA, GO	3.500%	12/1/13	100,000	100,772
Seattle, WA, GO	4.250%	12/1/13	105,000	106,040
Seattle, WA, GO	5.000%	12/1/13	200,000	202,297
Vancouver, WA, Housing Authority Revenue, LIQ-FHLMC	0.040%	12/1/38	3,775,000	3,775,000	(a)(b)
Washington State Health Care Facilities Authority Revenue, Multicare Health System, LOC-Barclays Bank PLC	0.040%	8/15/41	6,100,000	6,100,000	(a)(b)
Total Washington				12,163,422
Wisconsin — 1.1%
Fox Valley, WI, Technical College District, GO, Promissory Notes	2.000%	12/1/13	500,000	502,093

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2013 Annual Report	45

Schedule of investments (cont’d)

August 31, 2013

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Wisconsin — continued
Ladysmith, WI, IDR, Indeck Ladysmith LLC Project, LOC-Wells Fargo Bank N.A.	0.060%	8/1/27	$2,100,000	$2,100,000	(a)(b)
Madison, WI, Area Technical College, GO:
Promissory Notes	3.000%	9/1/13	1,000,000	1,000,000
Promissory Notes	3.000%	3/1/14	1,000,000	1,012,978
Madison, WI, GO, Promissory Notes	4.000%	10/1/13	1,400,000	1,404,293
Madison, WI, Metropolitan School District, GO, Promissory Notes	3.000%	9/1/13	1,000,000	1,000,000
Oshkosh, WI, Area School District Revenue, Tax & Revenue Anticipation Promissory Notes	1.000%	9/23/13	2,775,000	2,775,998
Wisconsin State HEFA Revenue:
Hospital Sisters Services, LOC-Bank of Montreal	0.050%	8/1/40	300,000	300,000	(a)(b)
Indian Community School of Milwaukee, LOC-JPMorgan Chase	0.070%	12/1/36	1,200,000	1,200,000	(a)(b)
Total Wisconsin				11,295,362
Wyoming — 0.3%
Sweetwater Country, WY, Pollution Control Revenue, Pacific Corp., LOC-Bank of Nova Scotia	0.070%	12/1/20	2,800,000	2,800,000	(a)(b)
Total Investments — 98.3% (Cost — $1,049,595,066#)				1,049,595,066
Other Assets in Excess of Liabilities — 1.7%				17,938,471
Total Net Assets — 100.0%				$1,067,533,537

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Security is purchased on a when-issued basis.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(g)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

46	Tax Free Reserves Portfolio 2013 Annual Report

Tax Free Reserves Portfolio

Abbreviations used in this schedule:
ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSD	— Central School District
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISD	— Independent School District
ISO	— Independent System Operator
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PART	— Partnership Structure
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
RAN	— Revenue Anticipation Notes
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TRAN	— Tax and Revenue Anticipation Note
UNCP	— University of North Carolina at Pembroke
USD	— Unified School District

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2013 Annual Report	47

Schedule of investments (cont’d)

August 31, 2013

Tax Free Reserves Portfolio

Summary of Investments by Industry† (unaudited)
Health care	22.3%
General obligation	19.9
Education	16.1
Housing: multi-family	13.0
Industrial revenue	12.3
Public facilities	5.0
Housing: single family	1.9
Miscellaneous	1.8
Water & sewer	1.7
Power	1.3
Pollution control	1.1
Transportation	1.0
Utilities	1.0
Solid waste/resource recovery	0.9
Finance	0.4
Life care systems	0.2
Tax allocation	0.1
100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of August 31, 2013 and are subject to change.

Ratings Table (unaudited)*
Standard & Poor’s/Moody’s/Fitch**
A-1	50.5%
VMIG 1	27.3
P-1	5.1
SP-1	3.1
AAA/Aaa	2.5
F-1	1.4
MIG 1	1.2
AA/Aa	1.2
NR	7.7
100.0%

*	As a percentage of total investments.

**	Standard & Poor’s primary rating; Moody’s secondary; then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

See Notes to Financial Statements.

48	Tax Free Reserves Portfolio 2013 Annual Report

Statement of assets and liabilities

August 31, 2013

Assets:
Investments, at value	$1,049,595,066
Cash	41,126
Receivable for securities sold	20,050,035
Interest receivable	1,130,320
Total Assets	1,070,816,547

Liabilities:
Payable for securities purchased	3,123,629
Investment management fee payable	57,843
Accrued expenses	101,538
Total Liabilities	3,283,010
Total Net Assets	$1,067,533,537

Represented by:
Paid-in Capital	$1,067,533,537

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2013 Annual Report	49

Statement of operations

For the Year Ended August 31, 2013

Investment Income:
Interest	$2,238,945

Expenses:
Investment management fee (Note 2)	1,877,864
Fund accounting fees	98,704
Legal fees	50,615
Custody fees	47,207
Audit and tax	44,000
Trustees’ fees	20,745
Miscellaneous expenses	45,173
Total Expenses	2,184,308
Less: Fee waivers and/or expense reimbursements (Note 2)	(514,524)
Net Expenses	1,669,784
Net Investment Income	569,161
Net Realized Gain from Investments	74,794
Increase in Net Assets from Operations	$643,955

See Notes to Financial Statements.

50	Tax Free Reserves Portfolio 2013 Annual Report

Statements of changes in net assets

For the Years Ended August 31,	2013	2012

Operations:
Net investment income	$569,161	$2,442,297
Net realized gain (loss)	74,794	(10,779)
Increase in Net Assets From Operations	643,955	2,431,518

Capital Transactions:
Proceeds from contributions	1,440,632,790	2,185,906,052
Value of withdrawals	(1,934,304,343)	(3,442,697,328)
Decrease in Net Assets From Capital Transactions	(493,671,553)	(1,256,791,276)
Decrease in Net Assets	(493,027,598)	(1,254,359,758)

Net Assets:
Beginning of year	1,560,561,135	2,814,920,893
End of year	$1,067,533,537	$1,560,561,135

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2013 Annual Report	51

Financial highlights

For the years ended August 31:
	2013	2012	2011	2010	2009

Net assets, end of year (millions)	$1,068	$1,561	$2,815	$2,653	$2,609
Total return, based on NAV[1]	0.05%	0.11%	0.23%	0.17%	1.22%

Ratios to average net assets:
Gross expenses	0.17%	0.17%	0.16%	0.16%	0.16%
Net expenses[2,3,4]	0.13 [5]	0.15	0.15	0.15	0.15
Net investment income	0.05	0.12	0.23	0.18	1.23

[1]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[2]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Portfolio did not exceed 0.15%.

[3]	Reflects fee waivers and/or expense reimbursements.

[4]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[5]	In order to maintain a minimum yield, additional waivers were implemented.

See Notes to Financial Statements.

52	Tax Free Reserves Portfolio 2013 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Tax Free Reserves Portfolio (the “Portfolio”) is a separate non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At August 31, 2013, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Tax Free Reserves Portfolio 2013 Annual Report	53

Notes to financial statements (cont’d)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$1,049,595,066	—	$1,049,595,066

†	See Schedule of Investments for additional detailed categorizations.

(b) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(c) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(d) Credit and market risk. The Portfolio may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Portfolio’s investments may be dependent in part on the credit quality of the institutions supporting the Portfolio’s investments and changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

54	Tax Free Reserves Portfolio 2013 Annual Report

(e) Securities traded on a when-issued basis. The Portfolio may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2013, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.15% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

Tax Free Reserves Portfolio 2013 Annual Report	55

Notes to financial statements (cont’d)

During the year ended August 31, 2013, the Portfolio had a voluntary expense limitation in place of 0.15% of the Portfolio’s average daily net assets. This arrangement may be reduced or terminated under certain circumstances.

The investment manager has voluntarily undertaken to limit Portfolio expenses in order to maintain a minimum yield. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the investment manager at any time without notice.

During the year ended August 31, 2013, fees waived and/or expenses reimbursed amounted to $514,524.

The investment manager is permitted to recapture amounts waived or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the year ended August 31, 2013, the Portfolio did not invest in derivative instruments.

4. Legal matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the persons who were then the independent trustees of the Subject Trust. The Subject Trust was also named in the complaint as a nominal defendant.

The complaint raised derivative claims on behalf of the Subject Trust and putative class claims against the then independent trustees in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleged that the independent trustees had breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or to seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of a putative class of shareholders, the plaintiff

56	Tax Free Reserves Portfolio 2013 Annual Report

alleged that the echo voting provisions applicable to the proxy solicitation process violated the 1940 Act and constituted a breach of fiduciary duty. The relief sought included rescission of the advisory agreement and an award of costs and attorney fees.

In advance of filing the complaint, Plaintiff’s lawyers had made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate those matters raised in the demand, and the expanded set of matters subsequently raised in the complaint. The demand review committee recommended that the action demanded by Plaintiff would not be in the best interests of the Subject Trust. The independent trustees of the Subject Trust considered the committee’s report, adopted the recommendation of the committee, and directed counsel to move to dismiss the complaint.

The Federal district court dismissed the complaint in its entirety in July 2007. In May 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal as to the class claims, and remanded the remaining claim relating to the demand review committee that had examined the derivative claim to the district court with instructions to convert the motion to dismiss into a motion for summary judgment. In July 2012, the district court granted summary judgment in favor of the defendants. In August 2012, Plaintiff filed an appeal in the U.S. Court of Appeals for the Second Circuit. The matter was fully briefed, oral argument was heard in September 2013, and the parties await a decision.

Tax Free Reserves Portfolio 2013 Annual Report	57

Report of independent registered public accounting firm

The Board of Trustees and Investors

Master Portfolio Trust:

We have audited the accompanying statement of assets and liabilities of Tax Free Reserves Portfolio (the “Portfolio”), a series of Master Portfolio Trust, including the schedule of investments, as of August 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Free Portfolio as of August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

October 16, 2013

58	Tax Free Reserves Portfolio 2013 Annual Report

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Western Asset Tax Free Reserves (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Kenneth D. Fuller, 100 International Drive, 5th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926 or 1-203-703-6002.

Independent Trustees†:

Elliott J. Berv
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	World Affairs Council (since 2009); Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (since 2001); formerly, Director, Lapoint Industries (industrial filter company) (2002 to 2007); formerly, Director, Alzheimer’s Association (New England Chapter) (1998 to 2008)

A. Benton Cocanougher
Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during past five years	Retired; Dean Emeritus and Professor Emeritus, Texas A&M University (since 2008); Interim Dean, George Bush School of Government and Public Service, Texas A&M University (2009 to 2010); A.P. Wiley Professor, Texas A&M University (2001 to 2008); Interim Chancellor, Texas A&M University System (2003 to 2004); Dean of the Mays Business School, Texas A&M University (1987 to 2001)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	Formerly, Director, First American Bank, Texas (1994 to 1999); formerly, Director, Randle Foods, Inc. (1991 to 1999); formerly, Director, Petrolon, Inc. (engine lubrication products) (1991 to 1994)

Tax Free Reserves Portfolio	59

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d

Jane F. Dasher
Year of birth	1949
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	None

Mark T. Finn
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); Principal/Member, Balvan Partners (investment management) (2002 to 2009)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	None

Stephen R. Gross
Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during past five years	Chairman Emeritus (since 2011) and formerly Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1974 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Advisors, LLC (since 2011); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	None

Richard E. Hanson, Jr.
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1985
Principal occupation(s) during past five years	Retired; formerly Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	None

60	Tax Free Reserves Portfolio

Independent Trustees cont’d

Diana R. Harrington
Year of birth	1940
Position(s) with Trust	Trustee and Chair
Term of office[1] and length of time served[2]	Since 1992 and since 2013
Principal occupation(s) during past five years	Babson Distinguished Professor of Finance, Babson College (since 1992)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	None

Susan M. Heilbron
Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); formerly, General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); formerly, Senior Vice President, New York State Urban Development Corporation (1984 to 1986); formerly, Associate, Cravath, Swaine & Moore (1980 to 1984) and (1977 to 1979)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); formerly, Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); formerly, Director, Alexander’s Inc. (department store) (1987 to 1990)

Susan B. Kerley
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	Director and Trustee (since 1990) and formerly, Chairman (2005 to 2012) of various series of MainStay Family of Funds (66 funds); Investment Company Institute (ICI) Board of Governors (since 2006); ICI Executive Committee (since 2011); Chairman of the Independent Directors Council (since 2012)

Tax Free Reserves Portfolio	61

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d

Alan G. Merten
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	President Emeritus (since 2012) and formerly, President, George Mason University (1996 to 2012)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	Director Emeritus, Cardinal Financial Corporation (since 2006); Trustee, First Potomac Realty Trust (since 2005); Director, DeVry Inc. (educational services) (since 2012); formerly, Director, Xybernaut Corporation (information technology) (2004 to 2006); formerly, Director, Digital Net Holdings, Inc. (2003 to 2004); formerly, Director, Comshare, Inc. (information technology) (1985 to 2003)

R. Richardson Pettit
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	Retired; formerly, Duncan Professor of Finance, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	None

Interested Trustee and Officer:

Kenneth D. Fuller[3]
Year of birth	1958
Position(s) with Trust	Trustee, President, and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2013); Officer and/or Trustee/Director of 166 funds associated with Legg Mason Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2013); President and Chief Executive Officer of LMPFA (since 2013); President and Chief Executive Officer of LM Asset Services, LLC (“LMAS”) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (formerly registered investment advisers) (since 2013); formerly, Senior Vice President of LMPFA (2012 to 2013); formerly, Director of Legg Mason & Co. (2012 to 2013); formerly, Vice President of Legg Mason & Co. (2009 to 2012); formerly, Vice President — Equity Division of T. Rowe Price Associates (1993 to 2009), as well as Investment Analyst and Portfolio Manager for certain asset allocation accounts (2004 to 2009).
Number of funds in fund complex overseen by Trustee	154
Other board memberships held by Trustee	None

62	Tax Free Reserves Portfolio

Additional Officers:

Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); formerly, AML Consultant, Rabobank Netherlands, (2009); formerly, First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

Vanessa A. Williams Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1979
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Vice President of Legg Mason & Co. (since 2012); Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); formerly, Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (2011 to 2013); formerly, Senior Compliance Officer of Legg Mason & Co. (2008 to 2011); formerly, Compliance Analyst of Legg Mason & Co. (2006 to 2008) and Legg Mason & Co. predecessors (prior to 2006)

Tax Free Reserves Portfolio	63

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d

Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LMAS (since 2002) and LMFAM (since 2013)

Richard F. Sennett Legg Mason 100 International Drive, 5th Floor, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Principal Financial Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); formerly, Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

64	Tax Free Reserves Portfolio

Additional Officers cont’d

James Crowley Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1966
Position(s) with Trust	Treasurer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Vice President of Legg Mason & Co. (since 2010); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); formerly, Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2011); formerly, Controller of Security Fair Valuation and Project Management for Legg Mason & Co. or its affiliates (prior to 2010)

Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006) and LMFAM (since 2013); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005)

†	Trustees who are not “interested persons” of the Fund within the meaning of section 2(a)(19) of the 1940 Act.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]

Effective June 1, 2013, Mr. Fuller was appointed to the position of President and Chief Executive Officer. Prior to this date, R. Jay Gerken served as Chairman, President and Chief Executive Officer. Mr. Gerken retired effective May 31, 2013. Mr. Fuller is an “interested person” of the Fund, as defined in the 1940 Act, because of his position with LMPFA and/or certain of its affiliates.

Tax Free Reserves Portfolio	65

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross and Jane F. Dasher possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a)	Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2012 and August 31, 2013 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $28,000 in 2012 and $146,200 in 2013.

b)	Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in 2012 and $0 in 2013.

c)	Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $14,306 in 2012 and $37,100 in 2013. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d)	All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Master Portfolio Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Master Portfolio Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e)	Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1)	The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2)	For the Master Portfolio Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for 2012 and 2013; Tax Fees were 100% and 100% for 2012 and 2013; and Other Fees were 100% and 100% for 2012 and 2013.

(f)	N/A

(g)	Non-audit fees billed by the Auditor for services rendered to Master Portfolio Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Master Portfolio Trust during the reporting period were $0 in 2013.

(h)	Yes. Master Portfolio Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Master Portfolio Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer
Master Portfolio Trust

Date: October 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer
Master Portfolio Trust

Date: October 25, 2013

By:	/s/ Richard F. Sennett
(Richard F. Sennett)
Principal Financial Officer
Master Portfolio Trust

Date: October 25, 2013